                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Caledonia Investments plc

Address: Cayzer House, 30 Buckingham Gate, London England SW1E 6NN

Form 13F File Number: 28- 13011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Graeme P. Denison
Title:   Company Secretary
Phone:   44-20-7802-8080

Signature, Place, and Date of Signing:

/s/ Graeme P. Denison             London, England             April 24, 2012
----------------------            ----------------            ---------------
     [Signature]                    City, State                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:            9
                                         -----------
Form 13F Information Table Value Total:  $   147,412
                                         -----------
                                         (thousands)

List of Other Included Managers:

NONE

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                           Caledonia Investments plc
                          FORM 13F INFORMATION TABLE
                                March 31, 2012

                TITLE
                 OF                  VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER  CLASS     CUSIP    (x$1,000)  PRN AMT  PRN CALL DISCRETION MANAGER   SOLE    SHARED NONE
--------------  ------ ----------- --------- --------- --- ---- ---------- ------- --------- ------ ----
Bristow
  Group, Inc.   Common 110394 10 3 $114,315  2,395,042 SH          SOLE            2,395,042
ConocoPhillips  Common 20825C 10 0 $  2,660     35,000 SH          SOLE               35,000
Heinz H J Co    Common 423074 10 3 $  3,213     60,000 SH          SOLE               60,000
Intel Corp      Common 458140 10 0 $  4,217    150,000 SH          SOLE              150,000
Kimberly
  Clark Corp    Common 494368 10 3 $  4,434     60,000 SH          SOLE               60,000
Mattel Inc.     Common 577081 10 2 $  3,534    105,000 SH          SOLE              105,000
Pfizer Inc.     Common 717081 10 3 $  5,393    238,000 SH          SOLE              238,000
Philip Morris
  Intl Inc.     Common 718172 10 9 $  4,874     55,000 SH          SOLE               55,000
Starwood
  PPTY TR       Common 85571B 10 5 $  4,772    227,000 SH          SOLE              227,000